UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
February 28, 2019
MFS®  Intermediate High
Income Fund

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 136.9%
Aerospace – 1.2%
TransDigm, Inc., 6.5%, 7/15/2024		$315,000	$ 318,150
TransDigm, Inc., 6.25%, 3/15/2026 (z)		200,000	204,500
TransDigm, Inc., 6.375%, 6/15/2026		65,000	63,131
			$ 585,781
Automotive – 2.1%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$600,000	$ 603,750
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)		50,000	47,875
IHO Verwaltungs GmbH, 4.75%, (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		400,000	369,880
			$ 1,021,505
Broadcasting – 4.3%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$270,000	$ 278,100
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		190,000	194,275
Match Group, Inc., 6.375%, 6/01/2024		295,000	311,225
Netflix, Inc., 5.875%, 2/15/2025		315,000	333,900
Netflix, Inc., 4.875%, 4/15/2028		90,000	87,638
Netflix, Inc., 5.875%, 11/15/2028 (n)		330,000	343,711
Netflix, Inc., 4.625%, 5/15/2029 (n)	EUR	100,000	120,456
WMG Acquisition Corp., 5%, 8/01/2023 (n)		$65,000	65,163
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		330,000	327,525
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		65,000	65,406
			$ 2,127,399
Building – 6.6%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$430,000	$ 440,750
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		250,000	254,062
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		263,000	244,837
Core & Main LP, 6.125%, 8/15/2025 (z)		200,000	192,500
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		300,000	277,500
NCI Building Systems, Inc., 8%, 4/15/2026 (n)		130,000	122,688
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		290,000	291,450
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		216,000	208,980
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		213,000	212,467
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		360,000	365,400
Standard Industries, Inc., 6%, 10/15/2025 (n)		265,000	276,594
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		335,000	343,375
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)		80,000	76,400
			$ 3,307,003
Business Services – 6.1%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$125,000	$ 127,187
Ascend Learning LLC, 6.875%, 8/01/2025 (z)		165,000	161,700
CDK Global, Inc., 4.875%, 6/01/2027		395,000	388,170
Equinix, Inc., 5.375%, 4/01/2023		240,000	244,200
Equinix, Inc., 5.75%, 1/01/2025		195,000	203,044
Equinix, Inc., 5.875%, 1/15/2026		150,000	157,125
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		285,000	278,855
First Data Corp., 5%, 1/15/2024 (n)		510,000	523,393
MSCI, Inc., 4.75%, 8/01/2026 (n)		340,000	340,000
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)		180,000	190,800
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)		250,000	241,250
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		175,000	178,937
			$ 3,034,661

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 11.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		$520,000	$ 532,675
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		230,000	235,462
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		495,000	509,697
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		260,000	267,069
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		200,000	202,250
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		600,000	601,344
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		200,000	211,000
DISH DBS Corp., 5.875%, 11/15/2024		245,000	206,339
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		95,000	91,913
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		345,000	314,812
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		135,000	136,519
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		325,000	336,781
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		165,000	168,145
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		400,000	385,000
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		240,000	248,400
Videotron Ltd., 5.375%, 6/15/2024 (n)		80,000	83,216
Videotron Ltd., 5.125%, 4/15/2027 (n)		480,000	487,200
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		200,000	199,000
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		200,000	200,208
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		400,000	388,880
			$ 5,805,910
Chemicals – 4.3%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$450,000	$ 446,625
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		200,000	195,000
OCI N.V., 6.625%, 4/15/2023 (n)		400,000	414,000
PolyOne Corp., 5.25%, 3/15/2023		265,000	270,963
SPCM S.A., 4.875%, 9/15/2025 (n)		575,000	564,937
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026 (n)	EUR	200,000	227,176
			$ 2,118,701
Computer Software – 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$235,000	$ 239,633
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		205,000	217,494
			$ 457,127
Computer Software - Systems – 2.5%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		$45,000	$ 46,912
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		160,000	161,000
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		310,000	313,100
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		200,000	205,000
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		495,000	504,900
			$ 1,230,912
Conglomerates – 5.6%
Amsted Industries Co., 5%, 3/15/2022 (n)		$495,000	$ 495,000
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		320,000	326,400
CFX Escrow Corp., 6%, 2/15/2024 (z)		40,000	41,300
CFX Escrow Corp., 6.375%, 2/15/2026 (n)		140,000	145,950
EnerSys, 5%, 4/30/2023 (n)		510,000	507,450
Entegris, Inc., 4.625%, 2/10/2026 (n)		480,000	471,600
Gates Global LLC, 6%, 7/15/2022 (n)		133,000	133,520
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		300,000	306,000
TriMas Corp., 4.875%, 10/15/2025 (n)		385,000	378,263
			$ 2,805,483

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Construction – 1.6%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$135,000	$ 21,263
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		360,000	345,937
Toll Brothers Finance Corp., 4.875%, 11/15/2025		120,000	119,550
Toll Brothers Finance Corp., 4.35%, 2/15/2028		325,000	305,094
			$ 791,844
Consumer Products – 1.0%
Coty, Inc., 6.5%, 4/15/2026 (n)		$190,000	$ 183,103
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)		305,000	308,050
Energizer Holdings, Inc., 7.75%, 1/15/2027 (z)		10,000	10,650
			$ 501,803
Consumer Services – 2.8%
Cimpress N.V., 7%, 6/15/2026 (n)		$300,000	$ 286,500
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		260,000	264,225
Matthews International Corp., 5.25%, 12/01/2025 (n)		260,000	251,550
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)		270,000	260,550
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		325,000	326,625
			$ 1,389,450
Containers – 7.3%
ARD Finance S.A., 6.625%, 9/15/2023	EUR	100,000	$ 114,939
ARD Finance S.A., 7.125%, 9/15/2023		$400,000	401,000
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (n)(p)		208,750	194,500
Berry Global Group, Inc., 5.5%, 5/15/2022		180,000	182,250
Berry Global Group, Inc., 6%, 10/15/2022		165,000	169,537
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)		150,000	142,313
Crown American LLC, 4.5%, 1/15/2023		326,000	329,260
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		150,000	144,375
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		140,000	140,438
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		265,000	250,425
Multi-Color Corp., 6.125%, 12/01/2022 (n)		402,000	413,055
Reynolds Group, 5.75%, 10/15/2020		125,984	126,236
Reynolds Group, 5.125%, 7/15/2023 (n)		180,000	180,000
Reynolds Group, 7%, 7/15/2024 (n)		70,000	71,575
Sealed Air Corp., 4.875%, 12/01/2022 (n)		335,000	341,281
Silgan Holdings, Inc., 4.75%, 3/15/2025		235,000	230,300
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)		195,000	200,362
			$ 3,631,846
Electrical Equipment – 1.1%
CommScope Technologies LLC, 5%, 3/15/2027 (n)		$615,000	$ 550,609
Electronics – 1.9%
Qorvo, Inc., 5.5%, 7/15/2026 (n)		$370,000	$ 376,475
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		170,000	178,500
Sensata Technologies B.V., 5%, 10/01/2025 (n)		375,000	378,750
			$ 933,725
Emerging Market Quasi-Sovereign – 1.5%
DAE Funding LLC, 5.75%, 11/15/2023 (n)		$255,000	$ 259,781
DAE Funding LLC, 5%, 8/01/2024 (n)		470,000	465,888
			$ 725,669
Energy - Independent – 6.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024		$295,000	$ 93,663
Callon Petroleum Co., 6.375%, 7/01/2026		315,000	315,000
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		155,000	152,869
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		215,000	208,281

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Diamondback Energy, Inc., 5.375%, 5/31/2025	$515,000	$ 533,025
Gulfport Energy Corp., 6%, 10/15/2024	180,000	163,350
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)	195,000	170,137
Jagged Peak Energy LLC, 5.875%, 5/01/2026 (n)	135,000	136,392
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	290,000	289,275
Oasis Petroleum, Inc., 6.25%, 5/01/2026 (n)	250,000	238,125
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	70,000	69,279
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	450,000	445,500
Sanchez Energy Corp., 6.125%, 1/15/2023	210,000	31,763
SM Energy Co., 6.75%, 9/15/2026	300,000	287,250
		$ 3,133,909
Entertainment – 2.2%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025	$135,000	$ 124,537
Constellation Merger Sub, Inc., 8.5%, 9/15/2025 (z)	80,000	76,600
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	400,000	409,000
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	505,000	497,425
		$ 1,107,562
Financial Institutions – 1.9%
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	$195,000	$ 196,950
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	565,000	584,069
Wand Merger Corp., 8.125%, 7/15/2023 (n)	175,000	178,062
		$ 959,081
Food & Beverages – 4.5%
Aramark Services, Inc., 4.75%, 6/01/2026	$310,000	$ 307,675
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	435,000	429,562
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	265,000	273,944
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	140,000	143,920
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	215,000	216,075
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	120,000	120,150
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	400,000	393,000
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	370,000	375,550
		$ 2,259,876
Gaming & Lodging – 6.2%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$230,000	$ 234,888
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	155,000	160,958
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	220,000	227,808
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	40,000	41,214
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	250,000	251,250
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	405,000	402,975
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023 (z)	270,000	267,300
MGM Resorts International, 6.625%, 12/15/2021	135,000	143,775
MGM Resorts International, 6%, 3/15/2023	140,000	146,475
MGM Resorts International, 5.75%, 6/15/2025	215,000	218,763
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	305,000	305,762
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	200,000	201,000
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)	285,000	288,320
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	205,000	204,037
		$ 3,094,525
Industrial – 1.3%
Cleaver Brooks, Inc., 7.875%, 3/01/2023 (n)	$250,000	$ 244,375
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	410,000	398,725
		$ 643,100

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 1.1%
Centene Corp., 6.125%, 2/15/2024	$185,000	$ 193,556
Centene Corp., 5.375%, 6/01/2026 (n)	335,000	347,563
		$ 541,119
Insurance - Property & Casualty – 1.1%
AssuredPartners Inc., 7%, 8/15/2025 (n)	$270,000	$ 256,500
Hub International Ltd., 7%, 5/01/2026 (n)	315,000	308,700
		$ 565,200
Machinery & Tools – 0.5%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$265,000	$ 273,613
Major Banks – 0.8%
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	$400,000	$ 402,000
Medical & Health Technology & Services – 7.7%
Acadia Healthcare Co., Inc., 5.625%, 2/15/2023	$275,000	$ 272,937
Avantor, Inc., 9%, 10/01/2025 (n)	230,000	246,387
DaVita, Inc., 5%, 5/01/2025	195,000	188,175
Encompass Health Corp., 5.75%, 9/15/2025	120,000	121,200
HCA, Inc., 7.5%, 2/15/2022	345,000	378,206
HCA, Inc., 5%, 3/15/2024	265,000	276,839
HCA, Inc., 5.375%, 2/01/2025	330,000	342,273
HCA, Inc., 5.875%, 2/15/2026	435,000	459,469
HealthSouth Corp., 5.125%, 3/15/2023	385,000	387,887
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)	255,000	233,963
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	195,000	192,506
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	200,000	203,500
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	295,000	302,375
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	245,000	228,463
		$ 3,834,180
Medical Equipment – 1.1%
Teleflex, Inc., 5.25%, 6/15/2024	$240,000	$ 245,100
Teleflex, Inc., 4.875%, 6/01/2026	105,000	106,313
Teleflex, Inc., 4.625%, 11/15/2027	200,000	198,514
		$ 549,927
Metals & Mining – 6.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$235,000	$ 236,062
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	200,000	196,500
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	430,000	392,375
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	598,000	631,637
Kaiser Aluminum Corp., 5.875%, 5/15/2024	455,000	465,238
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	310,000	285,975
Novelis Corp., 5.875%, 9/30/2026 (n)	340,000	331,500
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	200,000	186,000
Steel Dynamics, Inc., 4.125%, 9/15/2025	145,000	140,989
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	175,000	178,063
TMS International Corp., 7.25%, 8/15/2025 (n)	245,000	233,975
Vale Overseas Ltd., 6.25%, 8/10/2026	165,000	175,065
		$ 3,453,379
Midstream – 8.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$140,000	$ 141,925
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)	235,000	239,700
Cheniere Energy, Inc., 5.875%, 3/31/2025	325,000	346,128
DCP Midstream Operating LP, 4.95%, 4/01/2022	170,000	173,825
DCP Midstream Operating LP, 3.875%, 3/15/2023	215,000	213,387

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)	$195,000	$ 202,800
DCP Midstream Operating LP, 5.6%, 4/01/2044	130,000	120,088
Energy Transfer Equity LP, 5.875%, 1/15/2024	360,000	386,100
EnLink Midstream Partners LP, 4.4%, 4/01/2024	535,000	519,619
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	570,000	568,575
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	170,000	172,336
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	260,000	261,300
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	740,000	743,707
		$ 4,089,490
Network & Telecom – 0.8%
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	$100,000	$ 99,250
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	335,000	324,950
		$ 424,200
Oil Services – 1.4%
Apergy Corp., 6.375%, 5/01/2026	$385,000	$ 384,519
Diamond Offshore Drill Co., 5.7%, 10/15/2039	335,000	226,125
Nabors Industries, Inc., 5.75%, 2/01/2025	75,000	66,375
		$ 677,019
Oils – 1.2%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$455,000	$ 447,037
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023	50,000	51,125
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	100,000	102,550
		$ 600,712
Pharmaceuticals – 1.9%
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	$90,000	$ 74,194
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	210,000	197,400
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	290,000	288,550
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	420,000	404,250
		$ 964,394
Precious Metals & Minerals – 0.4%
Teck Resources Ltd., 6%, 8/15/2040	$45,000	$ 46,004
Teck Resources Ltd., 6.25%, 7/15/2041	170,000	177,395
		$ 223,399
Printing & Publishing – 0.8%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$312,000	$ 311,220
TEGNA, Inc., 5.5%, 9/15/2024 (z)	75,000	74,156
		$ 385,376
Real Estate - Healthcare – 1.3%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$280,000	$ 283,850
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	360,000	357,300
		$ 641,150
Real Estate - Other – 1.2%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$385,000	$ 391,737
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	215,000	218,763
		$ 610,500
Restaurants – 1.0%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$140,000	$ 140,700
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	340,000	345,950
		$ 486,650

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 1.1%
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	$165,000	$ 165,825
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	225,000	221,625
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	145,000	142,281
		$ 529,731
Specialty Chemicals – 0.9%
Univar USA, Inc., 6.75%, 7/15/2023 (n)	$430,000	$ 441,825
Specialty Stores – 0.5%
Penske Automotive Group Co., 5.375%, 12/01/2024	$55,000	$ 54,571
Penske Automotive Group Co., 5.5%, 5/15/2026	175,000	171,710
		$ 226,281
Supermarkets – 0.3%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$145,000	$ 145,000
Telecommunications - Wireless – 7.0%
Altice France S.A., 8.125%, 2/01/2027 (n)	$400,000	$ 402,000
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	200,000	198,750
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	200,000	177,625
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	225,000	156,375
SBA Communications Corp., 4%, 10/01/2022	360,000	356,400
SBA Communications Corp., 4.875%, 9/01/2024	155,000	154,806
SFR Group S.A., 7.375%, 5/01/2026 (n)	200,000	196,250
Sprint Corp., 7.875%, 9/15/2023	275,000	294,322
Sprint Corp., 7.125%, 6/15/2024	510,000	525,300
Sprint Nextel Corp., 6%, 11/15/2022	325,000	329,712
T-Mobile USA, Inc., 6.5%, 1/15/2024	95,000	98,563
T-Mobile USA, Inc., 5.125%, 4/15/2025	195,000	199,936
T-Mobile USA, Inc., 6.5%, 1/15/2026	195,000	208,406
T-Mobile USA, Inc., 5.375%, 4/15/2027	165,000	169,331
		$ 3,467,776
Telephone Services – 1.0%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$130,000	$ 130,650
Level 3 Financing, Inc., 5.375%, 5/01/2025	350,000	349,125
		$ 479,775
Transportation - Services – 0.6%
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	$130,000	$ 117,000
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	200,000	158,000
		$ 275,000
Utilities - Electric Power – 3.2%
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)	$450,000	$ 442,125
Covanta Holding Corp., 5.875%, 3/01/2024	235,000	239,994
Covanta Holding Corp., 6%, 1/01/2027	270,000	270,675
Drax Finco PLC, 6.625%, 11/01/2025 (n)	220,000	223,575
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	430,000	422,475
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	10,000	9,625
		$ 1,608,469
Total Bonds		$ 68,113,646
Floating Rate Loans (r) – 0.8%
Broadcasting – 0.1%
Warner Music Group, Term Loan F, 11/01/2023 (o)	$41,000	$ 40,505

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Conglomerates – 0.1%
Gates Global LLC, Term Loan B2, 5.243%, 4/01/2024	$48,876	$ 48,642
Entertainment – 0.1%
Live Nation Entertainment, Inc., Term Loan B3, 10/31/2023 (o)	$62,840	$ 62,447
Food & Beverages – 0.1%
U.S. Foods, Inc., Term Loan B, 4.493%, 6/27/2023	$40,895	$ 40,629
Medical & Health Technology & Services – 0.3%
DaVita, Inc., Term Loan B, 5.243%, 6/24/2021	$160,385	$ 160,051
Oil Services – 0.1%
Apergy Corp., Term Loan B, 5.162%, 5/09/2025	$59,013	$ 58,939
Total Floating Rate Loans		$ 411,213
Common Stocks – 0.4%
Oil Services – 0.4%
LTRI Holdings LP (a)(u)	200	$ 177,884
Convertible Bonds – 0.2%
Cable TV – 0.2%
DISH Network Corp., 3.375%, 8/15/2026	$90,000	$ 77,301
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	84	$ 84
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	84	42
Total Warrants				$ 126

Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.49% (v)	47,884	$ 47,884

Other Assets, Less Liabilities – (38.4)%		(19,092,662)
Net Assets – 100.0%		$ 49,735,392
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $47,884 and $68,780,170, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $41,875,114, representing 84.2% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Ascend Learning LLC, 6.875%, 8/01/2025	2/12/19-2/13/19	$158,482	$161,700
CFX Escrow Corp., 6%, 2/15/2024	1/31/19	40,000	41,300
Constellation Merger Sub, Inc., 8.5%, 9/15/2025	1/29/19-1/30/19	76,884	76,600
Core & Main LP, 6.125%, 8/15/2025	1/04/19-2/05/19	189,683	192,500
Energizer Holdings, Inc., 7.75%, 1/15/2027	1/17/19	10,000	10,650
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023	11/14/18	271,414	267,300
TEGNA, Inc., 5.5%, 9/15/2024	2/28/19	74,531	74,156
TransDigm, Inc., 6.25%, 3/15/2026	1/30/19	200,000	204,500
Total Restricted Securities			$1,028,706
% of Net assets			2.1%
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 2/28/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	473,678	EUR	409,414	Goldman Sachs International	4/12/2019	$6,460
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	7	$854,000	June – 2019	$4,496
Liability Derivatives
Interest Rate Futures
German Euro-Bobl 5 yr	Short	EUR	1	$150,962	March – 2019	$ (583)
At February 28, 2019, the fund had cash collateral of $9,376 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$126	$177,884	$178,010
Non-U.S. Sovereign Debt	—	725,669	—	725,669
U.S. Corporate Bonds	—	55,572,509	—	55,572,509
Foreign Bonds	—	11,892,769	—	11,892,769
Floating Rate Loans	—	411,213	—	411,213
Mutual Funds	47,884	—	—	47,884
Total	$47,884	$68,602,286	$177,884	$68,828,054
Other Financial Instruments
Futures Contracts - Assets	$4,496	$—	$—	$4,496
Futures Contracts - Liabilities	(583)	—	—	(583)
Forward Foreign Currency Exchange Contracts - Assets	—	6,460	—	6,460

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/18	$177,884
Change in unrealized appreciation or depreciation	0
Balance as of 2/28/19	$177,884
The net change in unrealized appreciation or depreciation from investments held as level 3 at February 28, 2019 is $0. At February 28, 2019, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,300,651	4,318,196	(6,570,963)	47,884
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$312	$(354)	$—	$10,951	$47,884

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 16, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2019

*	Print name and title of each signing officer under his or her signature.